Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt	Debt
The Company’s long-term debt obligations consist of the following:

	December 31, 2021
($ in millions)	Principal	Debt issuance cost, net	Total
5.350% Senior Secured U.S. Dollar Notes due October 2023	61	—	61
3.500% Senior Secured Euro Notes due July 2024	566	(3)	564
6.500% Senior Secured U.S. Dollar Notes due February 2025	1,100	(7)	1,093
4.125% Senior Secured U.S. Dollar Notes due April 2026	750	(6)	744
3.500% Senior Secured Euro Notes due June 2026	849	(5)	844
6.250% Senior Secured U.S. Dollar Notes due January 2027	750	(5)	745
2.375% Senior Secured Euro Notes due April 2028	566	(4)	562
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(6)	744
Senior Secured Notes	5,393	(36)	5,357

Euro Term Loan Facilities due January 2027	1,133	(12)	1,121
Long-term debt, less current portion	6,525	(48)	6,477

Short-term borrowings	52	—	52

Total debt	6,577	(48)	6,529

	December 31, 2020
($ in millions)	Principal	Debt issuance cost, net	Swap	Total
6.250% Senior Secured U.S. Dollar Notes due February 2022	1,000	(3)	7	1,004
4.750% Senior Secured Euro Notes due February 2023	1,043	(5)	—	1,038
5.350% Senior Secured U.S. Dollar Notes due October 2023	61	—	—	61
3.500% Senior Secured Euro Notes due July 2024	614	(4)	—	610
6.500% Senior Secured U.S. Dollar Notes due February 2025	1,100	(8)	—	1,092
3.500% Senior Secured Euro Notes due June 2026	920	(7)	—	913
6.250% Senior Secured U.S. Dollar Notes due January 2027	750	(6)	—	744
2.375% Senior Secured Euro Notes due April 2028	614	(5)	—	608
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(7)	—	743
Senior Secured Notes	6,851	(45)	7	6,813

Euro Term Loan Facilities due January 2027	1,055	(11)	—	1,044
Long-term debt, less current portion	7,906	(56)	7	7,857

Euro Term Loan Facility due January 2027	393	—	—	393
Current portion of long-term debt	393	—	—	393

Total debt	8,299	(56)	7	8,250

At December 31, 2021 and December 31, 2020, $17 million and $24 million, respectively, of debt issuance costs, net for the Revolving Credit Facilities with no outstanding borrowings, are recorded as other non-current assets in the consolidated balance sheets.
The principal amount of long-term debt maturing over the next five years and thereafter as of December 31, 2021 is as follows ($ in millions):

Year	U.S. Dollar Denominated	Euro Denominated	Total
2022	—	—	—
2023	61	—	61
2024	—	793	793
2025	1,100	227	1,327
2026	750	1,076	1,826
2027 and thereafter	1,500	1,019	2,519
Total principal payments	3,411	3,115	6,525

Senior Secured Notes

The key terms of our senior secured notes (the “Notes”), which were rated Ba3 and BB by Moody’s Investor Service (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”), respectively, at December 31, 2021, are as follows:

Description	Principal (in millions)	Effective Interest Rate	Issuer	Guarantors	Collateral	Redemption	Interest payments
5.350% Senior Secured U.S. Dollar Notes due October 2023	$61	5.47%	IGT	**	††	+	Semi-annually in arrears
3.500% Senior Secured Euro Notes due July 2024	€500	3.68%	Parent	*	†	++	Semi-annually in arrears
6.500% Senior Secured U.S. Dollar Notes due February 2025	$1,100	6.71%	Parent	*	†	++	Semi-annually in arrears
4.125% Senior Secured U.S. Dollar Notes due April 2026	$750	4.34%	Parent	*	†	+++	Semi-annually in arrears
3.500% Senior Secured Euro Notes due June 2026	€750	3.65%	Parent	*	†	+++	Semi-annually in arrears
6.250% Senior Secured U.S. Dollar Notes due January 2027	$750	6.41%	Parent	*	†	++	Semi-annually in arrears
2.375% Senior Secured Euro Notes due April 2028	€500	2.50%	Parent	*	†	+++	Semi-annually in arrears
5.250% Senior Secured U.S. Dollar Notes due January 2029	$750	5.39%	Parent	*	†	+++	Semi-annually in arrears

*    Certain subsidiaries of the Parent.

**    The Parent and certain subsidiaries of the Parent.

†    Ownership interests in certain subsidiaries of the Parent, certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable.

††    Certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable.

+    International Game Technology (“IGT”) may redeem in whole or in part at any time prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. IGT may also redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain gaming regulatory events. Upon the occurrence of certain events, IGT will be required to offer to repurchase all of the notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

++    The Parent may redeem in whole or in part at any time prior to the date which is six months prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at 100% of their principal amount together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.
+++    The Parent may redeem in whole or in part at any time prior to the first date set forth in the redemption price schedule at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at a redemption price set forth in the redemption price schedule in the indenture, together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

The Notes contain customary covenants and events of default. At December 31, 2021, the issuers were in compliance with the covenants.

On February 11, 2022, the Moody’s rating increased to Ba2 and on February 16, 2022, the S&P’s rating increased to BB+.

4.750% Senior Secured Euro Notes due February 2023

In May 2021, the Parent used the proceeds from the sale of the Italian B2C gaming machine, sports betting, and digital gaming businesses and borrowings under the Revolving Credit Facilities to redeem $1.0 billion (€850 million) of the 4.750% Senior Secured Euro Notes due February 2023 through the exercise of the make-whole call option for total consideration, excluding interest, of $1.1 billion. The Company recorded a $67 million loss on extinguishment of debt in connection with the repurchase, which is classified in other expense (income), net in the consolidated statement of operations for the year ended December 31, 2021.

4.125% Senior Secured U.S. Dollar Notes due April 2026

In March 2021, the Parent issued $750 million of 4.125% Senior Secured U.S. Dollar Notes due April 2026 (the “4.125% Notes”) at par. The Parent used the proceeds to partially redeem the 6.250% Senior Secured U.S. Dollar Notes due February 2022.

Interest on the 4.125% Notes is payable semi-annually in arrears.

The 4.125% Notes are guaranteed by certain subsidiaries of the Parent and are secured by ownership interests in certain subsidiaries of the Parent, certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable.

Prior to April 15, 2023, the Parent may redeem the 4.125% Notes in whole or in part at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. From April 15, 2023 to April 14, 2024, the Parent may redeem the 4.125% Notes in whole or in part at 102.063% of their principal amount together with accrued and unpaid interest. From April 15, 2024 to April 14, 2025, the Parent may redeem the 4.125% Notes in whole or in part at 101.031% of their principal amount together with accrued and unpaid interest. On or after April 15, 2025, the Parent may redeem the 4.125% Notes in whole or in part at 100% of their principal amount together with accrued and unpaid interest. The Parent may also redeem the 4.125% Notes in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the 4.125% Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest. In certain events of default, the 4.125% Notes outstanding may become due and payable immediately.

6.250% Senior Secured U.S. Dollar Notes due February 2022

In March 2021, the Parent used the proceeds from the sale of the 4.125% Notes and borrowings under the Revolving Credit Facilities to redeem $1.0 billion of the 6.250% Senior Secured U.S. Dollar Notes due February 2022 for total consideration, excluding interest, of $1.0 billion. The Company recorded an $18 million loss on extinguishment of debt in connection with the repurchase, of which a $24 million loss is classified in other expense (income), net and an offsetting gain of $6 million is classified in interest expense, net in the consolidated statement of operations for the year ended December 31, 2021.

5.250% Senior Secured U.S. Dollar Notes due January 2029

In June 2020, the Parent issued $750 million of 5.250% Senior Secured U.S. Dollar Notes due January 2029 (the “5.250% Notes”) at par.
The Parent used the net proceeds from the 5.250% Notes to repurchase $500 million of the 6.250% Senior Secured U.S. Dollar Notes due February 2022 for total consideration, excluding interest, of $525 million. The Company recorded a $23 million loss on extinguishment of debt in connection with the repurchase, of which a $28 million loss is classified in other expense (income), net and an offsetting gain of $5 million is classified in interest expense, net in the consolidated statement of operations for the year ended December 31, 2020.

Interest on the 5.250% Notes is payable semi-annually in arrears.

The 5.250% Notes are guaranteed by certain subsidiaries of the Parent and are secured by ownership interests in certain subsidiaries of the Parent, certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable.

Prior to January 15, 2024, the Parent may redeem the 5.250% Notes in whole or in part at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. From January 15, 2024 to January 14, 2025, the Parent may redeem the 5.250% Notes in whole or in part at 102.625% of their principal amount together with accrued and unpaid interest. From January 15, 2025 to January 14, 2026, the Parent may redeem the 5.250% Notes in whole or in part at 101.313% of their principal amount together with accrued and unpaid interest. On or after January 15, 2026, the Parent may redeem the 5.250% Notes in whole or in part at 100% of their principal amount together with accrued and unpaid interest. The Parent may also redeem the 5.250% Notes in whole but not in part at 100% of their principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the 5.250% Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest. In certain events of default, the 5.250% Notes outstanding may become due and payable immediately.

5.500% Senior Secured U.S. Dollar Notes due June 2020

In June 2020, the Parent redeemed the $27 million 5.500% Senior Secured U.S. Dollar Notes due June 2020 when they matured.

4.750% Senior Secured Euro Notes due March 2020

In March 2020, the Parent redeemed the €388 million ($432 million) 4.750% Senior Secured Euro Notes due March 2020 when they matured.

2.375% Senior Secured Euro Notes due April 2028

In September 2019, the Parent issued €500 million of 2.375% Senior Secured Euro Notes due April 2028 (the “2.375% Notes”) at par.

The Parent used the net proceeds from the 2.375% Notes to pay the €320 million ($350 million) first installment on the Euro Term Loan Facility due January 2020 on September 27, 2019 and to pay down $192 million of the Revolving Credit Facilities due July 2024, for total consideration, excluding interest, of $543 million. The Company recorded a $2 million loss on extinguishment of debt in connection with the Term Loan repayment, which is classified in other expense (income), net on the consolidated statement of operations for the year ended December 31, 2019.

3.500% Senior Secured Euro Notes due June 2026

In June 2019, the Parent issued €750 million of 3.500% Senior Secured Euro Notes due June 2026 (the “3.500% Notes due 2026”) at par.

The Parent used the net proceeds from the 3.500% Notes due 2026 to repurchase €438 million ($498 million) of the 4.125% Senior Secured Euro Notes due February 2020 (the “4.125% Notes”) and pay down $339 million of the Revolving Credit Facilities due July 2024, for total consideration, excluding interest, of $845 million. The Company recorded a €9 million ($10 million) loss on extinguishment of debt in connection with the repurchase, which is classified in other expense (income), net on the consolidated statement of operations for the year ended December 31, 2019.
Euro Term Loan Facilities

The Parent is a party to a Senior Facility Agreement dated July 25, 2017, as amended (the “TLF Agreement”), which provided for a €1.5 billion term loan facility maturing on January 25, 2023 that was repayable in annual installments of €320 million due January 25 of each of 2020, 2021 and 2022 with a final installment of €540 million due January 25, 2023. The Parent prepaid the installment due January 25, 2020 with proceeds of the 2.375% Notes issued in September 2019 and repaid the installment due January 25, 2021 at the due date.

In May 2020, the Company entered into an amendment to the TLF Agreement which modified the TLF Agreement by, among other things:

•Providing a waiver of the covenants requiring the Company to maintain a minimum ratio of EBITDA to net interest costs and a maximum ratio of total net debt to EBITDA from the fiscal quarter ending June 30, 2020 through the fiscal quarter ending June 30, 2021 and established new thresholds for these financial covenants starting with the fiscal quarter ending September 30, 2021 as described in the amendments;
•Providing that the obligation to grant security over additional collateral be waived provided that the public debt ratings of the Company are not less than BB- or Ba3;
•Increasing the margin from 2.75% to 3.25% if the public debt ratings of the Company are B+ or B1 (or lower); and
•Prohibiting restricted payments (including dividends and ordinary share repurchases) during the period commencing on April 1, 2020 and expiring on June 30, 2021, and permitting restricted payments during the period commencing on July 1, 2021 and expiring on the maturity date of the respective agreements provided that the ratio of total net debt to EBITDA as adjusted to reflect the restricted payment is less than specified thresholds.

In addition, the amendment to the TLF Agreement provided that the margin applicable to all loans under the TLF Agreement outstanding as of April 11, 2020 was increased to 2.50%.

In July 2021, the Parent entered into an Amendment and Restatement Agreement (the “Amendment and Restatement Agreement”) with respect to the TLF Agreement. The Amendment and Restatement Agreement among other things: (i) added a second term loan facility with IGT Lottery Holdings B.V. as the borrower, (ii) increased the aggregate amount of the term loan facilities (the “Euro Term Loan Facilities”) from €860 million to €1.0 billion (with each of the Parent and IGT Lottery Holdings B.V. borrowing €500 million), (iii) extended the maturity date of the Euro Term Loan Facilities to January 25, 2027, (iv) reduced the applicable interest rate by 35 basis points based on current debt ratings, (v) provided for a maximum decrease or increase of an additional 7.5 basis points in the margin based on environmental, social and governance factors, and (vi) maintained and extended existing financial covenant thresholds.

As a result of the Amendment and Restatement Agreement, the Company reclassified the €320 million current portion of long-term debt to long-term debt.

The borrowers must repay the Euro Term Loan Facilities in installments, as detailed below:

Due Date	Amount (€ in millions)
January 25, 2024	200
January 25, 2025	200
January 25, 2026	200
January 25, 2027	400

We recorded a $2 million loss on extinguishment of debt in connection with the Amendment and Restatement Agreement, which is classified in other expense (income), net in the consolidated statement of operations for the year ended December 31, 2021.

In September 2021, the Company received an upgraded environmental, social, and governance rating and pursuant to the Amendment and Restatement Agreement, the interest rate was decreased by 4 basis points effective September 17, 2021.
Interest on the Euro Term Loan Facilities is payable between one and six months in arrears at rates equal to the applicable EURIBOR plus a margin based on our long-term ratings by Moody’s and S&P. At December 31, 2021 and 2020, the effective interest rate on the Euro Term Loan Facilities was 2.11% and 2.50%, respectively.
The Euro Term Loan Facilities are guaranteed by certain subsidiaries of the Parent and are secured by ownership interests in certain subsidiaries of the Parent, certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable.
Upon the occurrence of certain events, the borrowers may be required to prepay the Euro Term Loan Facilities in full.
The TLF Agreement, as amended by the Amendment and Restatement Agreement, contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and maximum ratio of total net debt to EBITDA) and events of default. At December 31, 2021, the Parent was in compliance with the covenants.
Revolving Credit Facilities

The Parent and certain of its subsidiaries are party to a Senior Facilities Agreement dated November 4, 2014, as amended (the “RCF Agreement”), which provides for the following multi-currency revolving credit facilities (the “Revolving Credit Facilities”) which mature on July 31, 2024:

Maximum Amount Available (in millions)	Facility	Borrowers
$1,050	Revolving Credit Facility A	Parent, IGT, and IGT Global Solutions Corporation
€625	Revolving Credit Facility B	Parent, IGT Lottery S.p.A. (formerly Lottomatica Holding S.r.l), and IGT Lottery Holdings B.V.
Interest on the Revolving Credit Facilities is payable between one and six months in arrears at rates equal to the applicable LIBOR (or the applicable EURIBOR if the borrower elects to borrow in Euros) with respect to Revolving Credit Facility A or the applicable EURIBOR (or the applicable LIBOR if the borrower elects to borrow in U.S. dollars) with respect to Revolving Credit Facility B, plus a margin based on the Parent’s long-term ratings by Moody’s and S&P. At December 31, 2021 and 2020, there were no balances for the Revolving Credit Facilities.

The RCF Agreement provides that the following fees, which are recorded in interest expense, net in the consolidated statements of operations, are payable quarterly in arrears:

•Commitment fees - payable on the aggregate undrawn and un-cancelled amount of the Revolving Credit Facilities depending on the Parent’s long-term ratings by Moody’s and S&P. The applicable rate was 0.928% at December 31, 2021.
•Utilization fees - payable on the aggregate drawn amount of the Revolving Credit Facilities at a rate ranging from 0.15% to 0.60% dependent on the percentage of the Revolving Credit Facilities utilized. The applicable rate was 0.15% at December 31, 2021.

The Revolving Credit Facilities are guaranteed by the Parent and certain of its subsidiaries and are secured by ownership interests in certain subsidiaries and of the Parent, certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable.

Upon the occurrence of certain events, the borrowers may be required to repay the Revolving Credit Facilities and the lenders may have the right to cancel their commitments.

At December 31, 2021 the aggregate amounts available to be borrowed under the Revolving Credit Facilities were $1.7 billion.

The RCF Agreement contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and a maximum ratio of total net debt to EBITDA) and events of default. At December 31, 2021, the borrowers were in compliance with the covenants.

In May 2020, the Parent entered into an amendment to the RCF Agreement, which modified the RCF Agreement by, among other things:

•Providing a waiver of the covenants requiring the Company to maintain a minimum ratio of EBITDA to net interest costs and a maximum ratio of total net debt to EBITDA from the fiscal quarter ending June 30, 2020 through the fiscal quarter ending June 30, 2021 and established new thresholds for these financial covenants starting with the fiscal quarter ending September 30, 2021 as described in the amendments;
•Providing that the obligation to grant security over additional collateral be waived provided that the public debt ratings of the Company are not less than BB- or Ba3;
•Increasing the margin from 2.75% to 3.25% if the public debt ratings of the Company are B+ or B1 (or lower); and
•Prohibiting restricted payments (including dividends and ordinary share repurchases) during the period commencing on April 1, 2020 and expiring on June 30, 2021, and permitting restricted payments during the period commencing on July 1, 2021 and expiring on the maturity date of the respective agreements provided that the ratio of total net debt to EBITDA as adjusted to reflect the restricted payment is less than specified thresholds.

In addition, the amendment to the RCF Agreement provided that the margin applicable to all loans under the RCF Agreement outstanding as of April 11, 2020 was increased to 2.475%.

The TLF Agreement and the RCF Agreement limit the aggregate amount that the Parent can pay with respect to dividends and repurchases of ordinary shares in each year to $300 million if our debt ratings by Moody’s or S&P are lower than Ba1 or BB+, respectively, and $400 million if our debt ratings by Moody’s and S&P are equal to or higher than Ba1 and BB+, respectively.

Other Credit Facilities

The Parent and certain of its subsidiaries may borrow under senior unsecured uncommitted demand credit facilities made available by several financial institutions. At December 31, 2021, there were $30 million of short-term borrowings under these facilities with an effective interest rate of 1.63%. At December 31, 2020, there were no borrowings under these facilities.

Additionally, at December 31, 2021, the Company had a $21 million swingline loan associated with the Revolving Credit Facilities with an effective interest rate of 3.25%, which is classified in short-term borrowings.

Letters of Credit

The Parent and certain of its subsidiaries may obtain letters of credit under the Revolving Credit Facilities and under senior unsecured uncommitted demand credit facilities. The letters of credit secure various obligations, including obligations arising under customer contracts and real estate leases. The following table summarizes the letters of credit outstanding at December 31, 2021 and 2020 and the weighted-average annual cost of such letters of credit:

($ in millions)	Letters of Credit Outstanding (1)	Weighted- Average Annual Cost
December 31, 2021	335	1.08%
December 31, 2020	427	1.06%
(1) Represents letters of credit outstanding not under the Revolving Credit Facilities.

Interest Expense, Net

	For the year ended December 31,
($ in millions)	2021	2020	2019
Senior Secured Notes	292	344	351
Term Loan Facilities	30	37	36
Revolving Credit Facilities	29	31	28
Other	4	1	8
Interest expense	354	413	423
Interest income	(13)	(15)	(12)
Interest expense, net	341	398	411